Long-Term Investments and Receivables (Details) - Schedule of Long-Term Investments and Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Term Investments and Receivables [Abstract]
Prepaid expenses and deposits	$ 14,004	$ 15,173
Investments in financial assets designated at fair value through other comprehensive income	19,737	9,870
Trade receivables and unbilled receivables	7,829	5,379
Financial assets designated at fair value through profit or loss	4,694	4,856
Dividend preference derivative in TSG (see Note 9)	3,000	3,000
Others	2,738	707
Total long term investments and receivables	$ 52,002	$ 38,985